LETTER TO SHAREHOLDERS

We are pleased to present the annual financial report for the Liquid Assets Fund ("Liquid Assets"), and the Municipal Assets Fund ("Municipal Assets"), for the fiscal year ending June 30, 1997.

As explained more fully in the Management Discussion which follows, short-term rates moved in a fairly narrow range over the last twelve months, ending the period very nearly where they began. Still, rates remain very attractive for our investors. Yields on Liquid Assets finished the year at between 4.67 percent and
5.43 percent, depending on the class of shares. Yields on Municipal Assets ranged from 3.26 percent to 3.76 percent.

As you may be aware, Liquid Assets and Municipal Assets are concluding their fifteenth and fourteenth years respectively. We are delighted to have been able to serve the shareholders of the Funds for this many years. In October 1996, shareholders voted to allow each Fund to be offered in multiple "classes" of shares. Each class, "Sweep", "S-2", "Trust" and "Institutional" is designed to meet the needs of different types of investors, ranging from our traditional sweep account customer investing through their local bank, to large institutional investors. The performance for each class of shares is illustrated in the pages that follow.

We would also like to take this opportunity to introduce the new custodian for your Funds -- AMCORE Bank, N.A. in Rockford, Illinois. We have been working with AMCORE since third quarter 1996; they became the Funds' custodian in February 1997. We are pleased to be working with this quality financial services organization.

We continue to build our distribution for the Funds, to reach a growing number of investors across the country. Your Funds are now offered through bank sweep programs in six states, and for the first time, to bank trust customers.

Thank you again for your continued support of the Funds. As always, we welcome your comments and suggestions. If you wish to contact the Funds, please write or call IMG directly at (800) 798-1819, or contact any of the financial institutions through which investments in the Funds may be made.


DAVID W. MILES, PRESIDENT
LIQUID ASSETS FUND
MUNICIPAL ASSETS FUND

MANAGEMENT DISCUSSION

From July 1, 1996 to June 30, 1997, the bond market continued to trade in a narrow range of yields. Over the period, yields on the one year treasury bill reached as high as 6.07 percent and as low as 5.35 percent, ending the year slightly below where they started.

From July 1996 through November 1996, we saw short-term and long-term interest rates trend lower due to a slowing economy. Consumer debt burdens were large, corporate profits were in question, top line sales growth was declining, commodity prices rolled over, and retail sales were flat. However, while interest rates were sliding lower in 1996, the economy was refueling to generate one of the strongest one-quarter growth rates in GDP over the last 10 years during the first quarter of 1997.

By the start of 1997 interest rates had reversed their downward trend and moved higher. Toward the end of the first quarter, the increase in economic strength was apparent and the Federal Reserve intervened by raising short-term interest rates (the federal funds target rate) 0.25 percent. This sent one-year treasury yields from 5.40 percent to 6.00 percent in less than a month. Meanwhile, long treasury bonds rose from 6.40 percent to over 7.00 percent by early April.

Presently, three-month Treasury bills and six-month Treasury bills are yielding 30 and 20 basis points respectively below the federal funds rates. Short-term interest rates appear vulnerable at these yields. The federal funds futures market suggests that bond investors expect the Federal Reserve to raise short-term rates within the next six months. We concur with this expectation.

Accordingly,  we are  posturing  the Funds  with a lower  than  average  days to maturity. While the short-term yield curve offers some incremental yield for extending maturities, we believe that the risk of higher rates going forward argues for a more conservative posture. In the Liquid Assets Fund, we favor agency securities to boost yield over treasury bills and notes. Liquidity is provided through overnight investments, secured by treasury and agency securities. In the Municipal Assets Fund, we continue to emphasize purchasing municipal notes rated AA or better to enhance portfolio yield. Liquidity is provided by investments in daily and weekly floating rate demand obligations.

We appreciate your continued investment in the Liquid Assets Fund and the Municipal Assets Fund.


JEFFREY D. LORENZEN
MANAGING DIRECTOR

LIQUID ASSETS FUND
STATEMENT OF NET ASSETS
JUNE 30, 1997
(SHOWING PERCENTAGE OF NET ASSETS)

                                                        YIELD AT
      PAR                                                TIME OF               DUE                 AMORTIZED
     VALUE                  DESCRIPTION                 PURCHASE              DATE                    COST
     -----                  -----------                 --------              ----                    ----
LOAN CERTIFICATES* -- FmHA GUARANTEED LOAN CERTIFICATES - 12.13%
$  10,022,012    Guaranteed Loan Trust                   6.25%*    10-Oct-1997 to 19-Dec-2034    $ 10,022,012
                                                                                                 ------------
                 TOTAL (cost - $10,022,012)                                                      $ 10,022,012
                                                                                                 ------------

TRUST CERTIFICATES** -- U.S. GOVT. GUARANTEED STUDENT LOANS - 52.90%
$  43,720,000    Iowa Student Loan Trust                 6.16%**   10-Jul-1997 to 26-Jun-1998    $ 43,720,000
                                                                                                 ------------
                 TOTAL (cost - $43,720,000)                                                      $ 43,720,000
                                                                                                 ------------

SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL - 34.16%
$    7,568,502   J P Morgan Repurchase Agreement         5.90%                01-Jul-1997        $  7,568,502
    20,662,672   Swiss Bank Repurchase Agreement         5.90%                01-Jul-1997          20,662,672
                                                                                                 ------------
                 TOTAL (cost - $28,231,174)                                                      $ 28,231,174
                                                                                                 ------------

TOTAL INVESTMENTS-- 99.20%                                                                       $ 81,973,186

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES-- 0.81%                                            $    677,502
                 (Includes $16,034 payable to investment advisor and                             ------------
                 $289,505 dividends payable to shareholders)

NET ASSETS-- 100%                                                                                $ 82,650,688
                 Applicable to 82,650,688 outstanding shares of $.001 par value                  ------------
                 common stock (5,000,000,000 shares authorized)***

NET ASSET VALUE:                                                                                 $       1.00
                 Offering and redemption price per share ($82,650,688                            ============
                 divided by 82,650,688 shares outstanding)









    * Interest rate fluctuates with prime rate. Put option subject to no longer than 7-day settlement.
   ** Interest rate fluctuates with 3-month U. S. Treasury bill rate. Put option
      subject to no longer     than 7-day settlement.
  *** Represents total of all classes of shares outstanding.


See Notes to Financial Statements.

MUNICIPAL ASSETS FUND
STATEMENT OF NET ASSETS
JUNE 30, 1997
(SHOWING PERCENTAGE OF NET ASSETS)

                                                            YIELD AT
      PAR                                                    TIME OF              DUE              AMORTIZED
     VALUE                    DESCRIPTION                   PURCHASE             DATE                 COST
     -----                    -----------                   --------             ----                 ----
INDUSTRIAL DEVELOPMENT BONDS -- 5.82%
$      55,173    Iowa HFA (Gayman Project)                   5.45%**         15-Aug-1999      $     55,173
      389,885    Vinton, IA (Twin City Concrete)             5.35%**         15-Jun-2002           389,885
    1,070,910    Sioux City, IA (Handy Partnership Project)  5.45%**         15-Sep-2004         1,070,910
      212,456    Iowa HFA (Starr-Terry Project)              5.95%**         15-May-2005           212,456
                                                                                              ------------
                 TOTAL (cost - $1,728,424)                                                    $  1,728,424
                                                                                              ------------

VARIABLE RATE DEMAND OBLIGATIONS -- 50.49%
$     900,000    Harris CO., TX HFC, Ser. 88A 7-Day          4.30%**         01-Jun-2005      $    900,000
      500,000    Phoenix, AZ IDR Multi-Family Hsg. 7-Day     4.10%**         15-Oct-2006           500,000
      600,000    St. Charles Co., MO IDA 7-Day               4.10%**         01-Dec-2007           600,000
    1,100,000    Portland, OR PCR (Reynolds Metals) DTN      4.10%*          01-Dec-2009         1,100,000
    1,200,000    Metro Nashville Airport Auth., TN DTN       4.10%*          01-Oct-2012         1,200,000
      100,000    Lone Star, TX Airport Ser. A1 DTN           4.10%*          01-Dec-2014           100,000
      900,000    Illinois Health Fac. (Sisters) 7-Day        4.15%**         01-Dec-2014           900,000
      500,000    Illinois Health Fac. (Sisters) 7-Day        4.15%**         01-Dec-2015           500,000
      900,000    Kentucky Dev. Finance Auth. 7-Day           4.15%**         01-Dec-2015           900,000
    1,500,000    Hampton Roads, VA Jail Auth 7-Day           4.15%**         01-Jul-2016         1,500,000
      600,000    Illinois Educational Facility Auth 7-Day    4.20%**         01-May-2020           600,000
      700,000    Apache Co, AZ IDA 7-Day                     4.15%**         15-Jun-2020           700,000
      600,000    Pima Co., AZ IDR 7-Day                      4.15%**         15-Jun-2022           600,000
      900,000    South Carolina Jobs Econ Dev Auth DTN       4.10%*          01-Jul-2022           900,000
      900,000    Dearborn, MI Economic Dev 7-Day             4.15%**         01-Mar-2023           900,000
      300,000    Martin Co., FL PCR DTN                      3.90%*          01-Sep-2024           300,000
      600,000    St. Lucie Co., FL PCR DTN                   3.90%*          01-Jan-2026           600,000
    1,500,000    Delaware State Econ Dev Auth 7-Day          4.20%**         01-Oct-2028         1,500,000
      700,000    Desoto Parish, LA PCR 7-Day                 4.15%**         01-Oct-2028           700,000
                                                                                              ------------
                 TOTAL (cost - $15,000,000)                                                   $ 15,000,000
                                                                                              ------------

MUNICIPAL NOTES-- 41.80%
$     100,000    Albuquerque, NM Series A & B, 4.60%         3.75%           01-Jul-1997      $    100,000
      180,000    Hazel Crest, IL Hospital Fac, 9.13%         3.70%           01-Jul-1997           183,600
      100,000    Intermountain Power Agency, UT, 8.63%       3.75%           01-Jul-1997           102,000
      200,000    Maricopa Co., AZ Series A, 4.50%            3.80%           01-Jul-1997           200,000
      360,000    New Jersey State Ed Fac Auth Rev, 5.50%     3.72%           01-Jul-1997           360,000
      160,000    No Cent Texas Health Fac Corp, 7.88%        4.00%           01-Jul-1997           163,200
      100,000    Portland, ME, 4.60%                         3.75%           01-Jul-1997           100,000





   * Variable rate, put option subject to next business day settlement.
  ** Variable rate, put option subject to no longer than 7-day settlement.

See Notes to Financial Statements.

MUNICIPAL ASSETS FUND
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997
(SHOWING PERCENTAGE OF NET ASSETS)

                                                            YIELD AT
      PAR                                                    TIME OF            DUE                AMORTIZED
     VALUE                    DESCRIPTION                   PURCHASE           DATE                   COST
     -----                    -----------                   --------           ----                   ----
$     250,000    Seattle, WA Mun Metro Sewer Rev, 6.50%      3.75%           01-Jul-1997      $    252,500
       50,000    St. Louis Park, MN Hospital Rev, 6.70%      4.25%           01-Jul-1997            50,000
      500,000    Houston, TX Ind School Dist, 5.40%          3.75%           15-Jul-1997           500,303
      200,000    Sandy City, UT Motor Fuel, 3.75%            3.75%           15-Jul-1997           200,000
      200,000    Albuquerque, NM SD#12, 4.45%                3.85%           01-Aug-1997           200,099
      200,000    Austin, TX Independent School Dist, 4.60%   4.00%           01-Aug-1997           200,091
      200,000    Hawaii State Refunding, 6.00%               3.95%           01-Aug-1997           204,321
      110,000    Illinois Health Facilities Auth Rev, 8.10%  3.73%           01-Aug-1997           112,598
       55,000    Illinois Health Facilities Auth Rev, 8.10%  3.73%           01-Aug-1997            56,298
       50,000    Illinois Health Facilities Auth Rev, 8.10%  3.80%           01-Aug-1997            51,174
      200,000    Jefferson Co., TX Refunding, 3.70%          3.75%           01-Aug-1997           199,987
      110,000    New York, NY Series D, 8.00%                3.95%           01-Aug-1997           112,559
       50,000    North Carolina State, Public Impr, 3.50%    4.30%           01-Aug-1997            49,965
      100,000    Park City, UT School District, 6.20%        4.00%           01-Aug-1997           100,176
      100,000    Shelby Co., TN Schools, Series A, 6.50%     3.73%           01-Aug-1997           101,728
      170,000    Bridgeport, CT, 8.30%                       3.75%           15-Aug-1997           170,937
      250,000    Dallas Co., TX Refunding Series A, 4.00%    3.65%           15-Aug-1997           250,105
      100,000    Hamilton Twp, Mercer Co., NJ, 4.50%         3.80%           15-Aug-1997           100,085
      100,000    Illinois Development Finance Auth, 5.00%    3.80%           24-Aug-1997           100,175
      200,000    Garland, TX, 7.25%                          3.80%           01-Sep-1997           201,158
      120,000    Illinois Health Facilities Auth Rev, 7.88%  3.80%           01-Sep-1997           123,206
      100,000    Pittsburgh, PA Water & Sewer Auth, 3.75%    3.78%           01-Sep-1997            99,995
      200,000    Shreveport, LA Certificates, 4.40%          3.87%           01-Sep-1997           200,175
      200,000    Tarrant Co., TX Health Fac Corp, 6.88%      4.00%           01-Sep-1997           204,924
      100,000    Waco, TX New Public Hsg Auth, 3.25%         4.05%           01-Sep-1997            99,862
      100,000    Washington State Motor Vehicle, 3.90%       3.85%           01-Sep-1997           100,007
      500,000    Wyandotte Co., KS Capital Impr, 7.35%       3.66%           01-Sep-1997           513,042
      100,000    Central Michigan University Rev, 7.25%      3.75%           01-Oct-1997           102,847
      165,000    Charleston Co., SC Hospital Fac, 6.75%      3.75%           01-Oct-1997           169,488
      250,000    Harris Co., TX Flood Control, 5.60%         3.73%           01-Oct-1997           251,149
      200,000    Harris Co., TX Refunding, 5.60%             3.85%           01-Oct-1997           200,857
      225,000    Honolulu, HI City & County, 4.20%           3.90%           01-Oct-1997           225,162
      100,000    Illinois State, 5.25%                       3.78%           01-Oct-1997           100,364








See Notes to Financial Statements.

MUNICIPAL ASSETS FUND
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997
(SHOWING PERCENTAGE OF NET ASSETS)

                                                            YIELD AT
      PAR                                                    TIME OF            DUE                AMORTIZED
     VALUE                    DESCRIPTION                   PURCHASE           DATE                   COST
     -----                    -----------                   --------           ----                   ----

$     200,000    Jacksonville, FL Electric Auth Rev, 6.50%   4.05%           01-Oct-1997      $    201,196
      115,000    Miami, FL Health Fac Auth, 8.38%            3.80%           01-Oct-1997           118,573
      100,000    Portland, ME, 6.50%                         3.75%           01-Oct-1997           100,676
      200,000    Allegheny Co., PA Higher Ed, 6.45%          3.75%           01-Nov-1997           201,787
      105,000    Benton Co., WA Pub Utility Dist, 11.63%     4.03%           01-Nov-1997           107,631
      150,000    Brown Co., WI, 6.60%                        3.85%           01-Nov-1997           151,364
      200,000    Housing New York Corporation, 8.63%         3.82%           01-Nov-1997           207,111
      200,000    Michigan State Recreation Project, 4.00%    3.85%           01-Nov-1997           200,095
      250,000    Sun Prairie, WI, 6.00%                      3.80%           01-Nov-1997           251,823
      110,000    Washington State Health Care Fac, 8.38%     3.80%           01-Nov-1997           113,838
      325,000    Chicago, IL Metro Water Dist., 4.70%        3.80%           01-Dec-1997           326,190
      100,000    Cuyahoga Co., OH Hospital Rev, 7.88%        3.79%           01-Dec-1997           103,636
      250,000    Hilliard, OH School District, 8.63%         3.79%           01-Dec-1997           259,857
      350,000    Ohio State Water Dev Auth Rev, 4.70%        3.79%           01-Dec-1997           351,295
      100,000    McDonough Co., IL CUSD #185, 0.00%          4.00%           15-Dec-1997            98,210
      215,000    Noblesville, IN Sewer Rev, 4.00%            3.88%           01-Jan-1998           215,128
      200,000    Washington State, Refunding R-89C, 7.40%    3.98%           01-Feb-1998           203,893
      185,000    Northern Illinois Univ CTFS Partn, 4.00%    3.99%           01-Apr-1998           185,000
      250,000    Lenawee Co., MI Sewage Disposal, 8.00%      4.08%           01-May-1998           257,942
      150,000    Rock Co., WI Promissory Notes, 6.00%        4.20%           01-May-1998           152,177
      100,000    Utah State Board of Regents, 4.95%          4.05%           01-May-1998           100,725
      100,000    Ellis Co., TX Health Facility, 8.00%        4.00%           15-May-1998           105,313
      290,000    Cleveland Co., OK Lease Rev, 3.90%          4.14%           01-Jun-1998           289,378
      100,000    Coeur D Alene, ID Sewer Rev, 6.70%          4.10%           01-Jun-1998           103,271
      300,000    Crawford Co., PA Refunding, 5.80%           4.14%           01-Jun-1998           304,429
      115,000    Harris Co., TX Mun Util Dist, 6.90%         4.10%           01-Jun-1998           117,867
      315,000    Harvey, IL Adv Refunding, 8.40%             3.95%           01-Jun-1998           327,483
      250,000    Iowa City, IA, 4.63%                        4.08%           01-Jun-1998           251,207
       95,000    Sidney, IA Community School Dist, 5.20%     4.10%           01-Jun-1998            95,928
      100,000    Washington Sub Sanitary Dist, MD, 3.75%     4.25%           01-Jun-1998            99,555
                                                                                              ------------
                 TOTAL (cost - $12,416,715)                                                   $ 12,416,715
                                                                                              ------------









See Notes to Financial Statements.

MUNICIPAL ASSETS FUND
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997
(SHOWING PERCENTAGE OF NET ASSETS)

                                                            YIELD AT
      PAR                                                    TIME OF            DUE                AMORTIZED
     VALUE                    DESCRIPTION                   PURCHASE           DATE                   COST
     -----                    -----------                   --------           ----                   ----

SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL -- 1.35%
$     400,804    Swiss Bank Repurchase Agreement             5.90%           01-Jul-1997      $    400,804
                                                                                              ------------
                 TOTAL (cost - $400,804)                                                      $    400,804
                                                                                              ------------

                 TOTAL INVESTMENTS-- 99.50%                                                   $ 29,545,943

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES-- 0.54%                                         $    161,348
                 (Includes $3,912 payable to investment advisor and                           ------------
                 $84,375 dividends payable to shareholders)

NET ASSETS-- 100%                                                                             $ 29,707,291
                 Applicable to 29,707,291 outstanding shares of $.001 par value               ============
                 common stock (5,000,000,000 shares authorized)*
NET ASSET VALUE:                                                                              $       1.00
                  Offering and redemption price per share ($29,707,291                        ============
                  divided by 29,707,291 shares outstanding)





















   * Represents total of all classes of shares outstanding.

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1997



                                                      LIQUID         MUNICIPAL
                                                    ASSETS FUND     ASSETS FUND
                                                    -----------     -----------

INVESTMENT INCOME:
  Interest                                          $ 9,645,750     $   795,005
                                                    -----------     ------------

EXPENSES:
  Advisory and service fees (Note 2)                    428,125          51,871
  Shareholder servicing costs                            32,039          12,799
  Directors' fees                                        10,381           3,029
  Custodian fees and expenses                           184,226          27,498
  Portfolio accounting fees (Note 2)                     59,982           7,262
  Distribution fees - Sweep Shares (Note 3)           1,238,752          50,758
  Distribution fees - S-2 Shares (Note 3)                   759               0
  Shareholder servicing fee - Trust Shares (Note 3)      14,257          29,791
  Legal and auditing fees                                14,249           3,301
  Printing and postage                                   12,673             537
  Registration fees                                      14,730           5,194
  Miscellaneous expenses                                  5,854           1,309
                                                    ------------    ------------
Total Expenses                                        2,016,027         193,349

  Fees Waived                                              (524)        (31,087)
                                                    ------------    ------------
  Total Net Expenses                                  2,015,503         162,262
                                                    ------------    ------------

NET INVESTMENT INCOME                               $ 7,630,247     $   632,743
                                                    ===========     ============





















See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30

                                               LIQUID ASSETS FUND               MUNICIPAL ASSETS FUND
                                             1997             1996             1997              1996
                                             ---------------------             ----------------------
FROM INVESTMENT ACTIVITIES:
Net investment income and amounts
distributed to shareholders (Note 1)    $   7,630,247    $    8,351,285    $    632,743      $    458,158
                                        ==============   ==============    ============      =============

FROM SHARE TRANSACTIONS:
(at constant net asset value of $1 per share)

Shares sold                             $ 886,850,854    $1,141,629,915    $112,440,950      $ 90,282,876

Shares issued in reinvestment of
dividends from net investment income           25,927           159,592             260             1,040
                                        --------------   --------------    ------------      -------------
                                          886,876,781     1,141,789,507     112,441,210        90,283,916

Shares redeemed                           983,858,908     1,129,241,627      92,879,682        96,268,043
                                        --------------   --------------    ------------      -------------
Net increase (decrease) in net assets
derived from share transactions           (96,982,127)       12,547,880      19,561,528        (5,984,127)


NET ASSETS:

Beginning of period                       179,632,815       167,084,935      10,145,763        16,129,890
                                        --------------   --------------    ------------      -------------

End of period                           $  82,650,688    $  179,632,815    $ 29,707,291      $ 10,145,763
                                        ==============   ==============    ============      =============
















See Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS
                               LIQUID ASSETS FUND
                                 JUNE 30, 1997

SELECTED DATA FOR A SHARE OF
EACH FUND OUTSTANDING
THROUGHOUT EACH PERIOD         1997      1996      1995      1994      1993       1992       1991      1990        1989       1988
------------------------------------------------------------------------------------------------------------------------------------
SWEEP SHARES
Net Asset Value
Beginning of Period          $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000    $ 1.000    $ 1.000    $ 1.000   $  1.000    $ 1.000

Net Investment Income           .045      .047      .047      .027      .027       .044       .063       .074       .076       .057

Dividends Distributed          (.045)    (.047)    (.047)    (.027)    (.027)     (.044)     (.063)     (.074)     (.076)     (.057)
                             -------------------------------------------------------------------------------------------------------

Net Asset Value
End of Period                $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000    $ 1.000    $ 1.000    $ 1.000   $  1.000    $ 1.000
                             =======================================================================================================

Total Return                   4.46%     4.68%     4.66%     2.66%     2.72%      4.37%      6.31%      7.40%      7.62%      5.74%

Ratio of Expenses to
Average Net Assets             1.20%     1.20%     1.20%     1.18%     1.16%      1.16%      1.15%      1.16%      1.17%      1.15%
Ratio of Net Income to
Average Net Assets             4.46%     4.68%     4.66%     2.66%     2.72%      4.37%      6.31%      7.40%      7.62%      5.74%
Net Assets, End of Period
(000 Omitted)                $60,663   179,633   167,085   141,018   123,949    117,238    111,405    104,014     93,335     73,525








See Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS
                               LIQUID ASSETS FUND
                                  JUNE 30, 1997


SELECTED DATA FOR A SHARE OF
EACH FUND OUTSTANDING
THROUGHOUT EACH PERIOD         1997
------------------------------------

TRUST SHARES
Net Asset Value
Beginning of Period          $ 1.000

Net Investment Income           .050

Dividends Distributed          (.050)
                             --------

Net Asset Value
End of Period                $ 1.000
                             ========

Total Return                   4.96%

Ratio of Expenses to
Average Net Assets             0.70%

Ratio of Net Income to
Average Net Assets             4.96%

Net Assets, End of Period
(000 Omitted)                $ 17,859











See Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS
                               LIQUID ASSETS FUND
                                  JUNE 30, 1997

SELECTED DATA FOR A SHARE OF
EACH FUND OUTSTANDING
THROUGHOUT EACH PERIOD         1997
-------------------------------------

INSTITUTIONAL SHARES
Net Asset Value
Beginning of Period          $ 1.000

Net Investment Income           .052

Dividends Distributed          (.052)
                             --------

Net Asset Value
End of Period                $ 1.000
                             ========

Total Return                   5.19%

Ratio of Expenses to
Average Net Assets             0.45%

Ratio of Net Income to
Average Net Assets             5.19%

Net Assets, End of Period
(000 Omitted)                $  2,356



















See Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS
                               LIQUID ASSETS FUND
                                  JUNE 30, 1997


SELECTED DATA FOR A SHARE OF
EACH FUND OUTSTANDING
THROUGHOUT EACH PERIOD         1997
-------------------------------------

S-2 SHARES
Net Asset Value
Beginning of Period          $ 1.000

Net Investment Income           .048

Dividends Distributed          (.048)
                             --------

Net Asset Value
End of Period                $ 1.000
                             ========

Total Return                   4.79%

Ratio of Expenses to
Average Net Assets*            0.85%

Ratio of Net Income to
Average Net Assets             4.79%

Net Assets, End of Period
(000 Omitted)                $  1,773









* During the year ended June 30, 1997, the distributor voluntarily waived certain fees. Absent this waiver, the ratio of expenses to average net asset would have been 0.95 percent.

See Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS
                              MUNICIPAL ASSETS FUND
                                  JUNE 30, 1997

SELECTED DATA FOR A SHARE OF
EACH FUND OUTSTANDING
THROUGHOUT EACH PERIOD    1997         1996     1995      1994       1993       1992       1991      1990        1989         1988
------------------------------------------------------------------------------------------------------------------------------------
SWEEP SHARES
Net Asset Value
Beginning of Period      $ 1.000    $ 1.000    $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000    $ 1.000    $  1.000    $   1.000

Net Investment Income       .029       .026       .025      .015      .017      .030      .044       .050        .051         .039

Dividends Distributed      (.029)     (.026)     (.025)    (.015)    (.017)    (.030)    (.044)     (.050)      (.051)       (.039)
                         -----------------------------------------------------------------------------------------------------------

Net Asset Value
End of Period            $ 1.000    $ 1.000    $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000    $ 1.000    $  1.000    $   1.000
                         ===========================================================================================================
Total Return               2.90%      2.64%      2.53%     1.53%     1.69%     3.06%     4.40%      4.96%       5.10%        3.94%
Ratio of Expenses to
Average Net Assets*        0.93%      1.48%      1.38%     1.35%     1.35%     1.37%     1.39%      1.63%       1.50%        1.52%

Ratio of Net Income to
Average Net Assets         2.90%      2.64%      2.53%     1.53%     1.69%     3.06%     4.40%      4.96%       5.10%        3.94%

Net Assets, End of Period
(000 Omitted)            $ 4,664     10,146     16,130    21,355    23,764    29,670    26,683     15,077      12,619       14,528








* During the year ended June 30, 1997, the advisor and distributer voluntarily waived certain fees. Absent this waiver, the ratio of expense to average net assets would have been 1.15 percent.

See Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS
                              MUNICIPAL ASSETS FUND
                                  JUNE 30, 1997

SELECTED DATA FOR A SHARE OF
EACH FUND OUTSTANDING
THROUGHOUT EACH PERIOD         1997
------------------------------------

TRUST SHARES
Net Asset Value
Beginning of Period          $ 1.000

Net Investment Income           .032

Dividends Distributed          (.032)
                             --------

Net Asset Value
End of Period                $ 1.000
                             ========

Total Return                   3.17%

Ratio of Expenses to
Average Net Assets             0.66%

Ratio of Net Income to
Average Net Assets*            3.17%

Net Assets, End of Period
(000 Omitted)                $ 25,036








* During the year ended June 30, 1997, the advisor and distributer voluntarily waived certain fees. Absent this waiver, the ratio of expenses to average net assets would have been 0.90 percent.

See Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS
                              MUNICIPAL ASSETS FUND
                                  JUNE 30, 1997


SELECTED DATA FOR A SHARE OF
EACH FUND OUTSTANDING
THROUGHOUT EACH PERIOD         1997
-------------------------------------

INSTITUTIONAL SHARES
Net Asset Value
Beginning of Period          $ 1.000

Net Investment Income           .034

Dividends Distributed          (.034)
                             --------

Net Asset Value
End of Period                $ 1.000
                             ========

Total Return                   3.42%

Ratio of Expenses to
Average Net Assets             0.41%

Ratio of Net Income to
Average Net Assets             3.42%

Net Assets, End of Period
(000 Omitted)                $      7










* During the year ended June 30, 1997, the advisor and distributer voluntarily waived certain fees. Absent this waiver, the ratio of expenses to average net assets would have been 0.65 percent.

See Notes to Financial Statements.

LIQUID ASSETS FUND
MUNICIPAL ASSETS FUND
NOTES TO FINANCIAL STATEMENTS

(1)    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES:
       The Liquid  Assets  Fund and the  Municipal  Assets  Fund (the Funds) are
       registered under the Investment Company Act of 1940 (the Act), as open-end, diversified investment companies, established as Iowa corporations. Investors Management Group ("Advisor"), through an affiliated company (IMG Financial Services, Inc.), acts as the exclusive distributor of the Funds' shares which are sold to the public without a sales charge.

       It is each Fund's policy to maintain a continuous net asset value per share of $1.00; the Funds have adopted certain investment portfolio valuation and dividend and distribution policies to enable them to do so.

       In September 1996, shareholders of the Liquid Assets Fund, approved to amend the Articles of Incorporation to increase the amount of authorized common stock from 1,000,000,000 to 5,000,000,000. In addition, shareholders of the Funds approved to amend the Articles of Incorporation to change the name of the IMG Government Assets Fund to the Liquid Assets Fund and the IMG Tax Exempt Liquid Assets Fund to the Municipal Assets Fund.

       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

       The shares of the Liquid Assets Fund are divided into Sweep Shares, S-2 Shares, Institutional Shares and Trust Shares. The shares of the Municipal Assets Fund are divided into Sweep Shares, Institutional Shares and Trust Shares. Each class of shares has equal rights as to earnings, assets and voting privileges except that the Sweep and S-2 Share classes pay distribution expenses, and the Trust Share class pays shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that effect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

       SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are recorded on a trade date basis. Realized gains or losses, if any, from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Cost of investments represents amortized cost.

       DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. It is the policy of the Funds to declare and accrue dividends from net investment income on each business day.

       FEDERAL INCOME TAXES. The Funds intend to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts which avoid or minimize federal income or excise taxes for the Funds.

       INVESTMENT VALUATION. The investments are valued at amortized cost which has been determined by the Board of Directors of the Funds to represent the fair value of the Fund's investments. This involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

       REPURCHASE AGREEMENTS. The Funds may engage in repurchase agreements with banks and broker dealers whereby independent custodians receive delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to 102 percent of the resale price, and will not be less than 100 percent of the resale price over the term of the agreement. At June 30, 1997, the securities purchased under overnight agreements to resell were collateralized by Government Agency mortgage backed securities with a market value of $28,919,962 for the Liquid Assets Fund and $411,355 for the Municipal Assets Fund.

       LOAN CERTIFICATES. FmHA Guaranteed Loan Certificates represent interests in the guaranteed portion of Farmer's Home Administration ("FmHA") loans issued by one or more guaranteed loan trusts subject to repurchase on no more than five business days written notice. The Loan Certificates are diversified through limitations on certificates sold by any one individual bank.

       TRUST CERTIFICATES. U.S. Government Guaranteed Student Loans (the Trust) represents interests in student loans sold by certain Iowa banks subject to repurchase, on no more than seven days written notice. The Trust and, accordingly, the Trust Certificates are diversified through limitations on certificates sold by any individual bank. Each individual bank may not sell more than five percent of the outstanding Trust Certificates.

(2)    ADVISORY AND SERVICE FEES:
       Under its management and investment advisory agreement, the Advisor provides the Fund with investment supervision, office space, management and other personnel, and will pay the costs of computing the Funds' net asset value and related bookkeeping expenses. For these services, the Fund pays a fee computed daily and payable monthly at an annual rate of
       0.25 percent of average daily assets up to $200 million and at a sliding rate from 0.24 percent to 0.20 percent of average daily net assets exceeding $200 million. For the year ended June 30, 1997, Liquid Assets Fund and Municipal Assets Fund paid $428,125 and $25,305, respectively, to the Advisor for advisory and service fees. Beginning September 1, 1993 the Funds have also entered into an administrative services agreement with the Advisor to provide portfolio fund accounting services to the Funds. For these services, each Fund pays a fee computed daily and payable monthly at an annual rate of 0.035 percent of average daily assets.

       During the year ended June 30, 1997, the Advisor of the Municipal Assets Fund agreed to waive $51,871 and $7,262 for advisory and portfolio fund accounting fees, respectively.

       Certain officers of the Fund are also officers of the Advisor. At June 30, 1997, the Advisor owned 573,397 shares of the Liquid Assets Fund.

       IMG also acts as transfer agent and dividend paying agent for the Funds, and maintains all shareholder records. Fees for such services are based upon the number of accounts and are reflected as shareholder servicing costs in the accompanying statement of operations.

(3)    DISTRIBUTION EXPENSE PLAN:
       Under its distribution expense plans (the "12b-1 Plans") adopted January 1, 1987 pursuant to Rule 12b-1 under the Act, and amended effective August 13, 1996 the Funds may make payments to IMG Financial Services, Inc. ("IFS") for the reimbursement of expenses related to marketing or distribution of Sweep Shares and S-2 Shares of the Funds. Aggregate payments by each Fund under the Plans in any month cannot exceed the annual rate of 0.75 percent of the Fund's average daily net asset value invested in Sweep Shares and 0.50 percent of the Fund's average daily net asset value invested in S-2 Shares. For the period ended June 30, 1997, payments under the 12b-1 Plan used by IFS to compensate financial institutions for automated processing of Fund transactions and for other services relating to the distribution of the Funds' Sweep Shares and S-2 Shares totaled $1,238,987 and $47,842 for Liquid Assets Fund, and Municipal Assets Fund, respectively, and Rule 12b-1 fees payable at June 30, 1997, were $37,199 and $2,041, respectively.

       During the year ended June 30, 1997, the Distributor of the Funds agreed to waive $525 and $50,758 of it's distribution fees for the Liquid Assets Fund and the Municipal Assets Fund, respectively.

       Effective September 25, 1996, the Distribution fees for Municipal Assets were decreased from .75 percent to .50 percent with the introduction of additional classes.

       Under its shareholder services plan (the "Services Plan") adopted August 13, 1996 under the Act, the Funds may make payments to IFS for the reimbursement of expenses related to the servicing of shareholder accounts of the Fund by financial service firms. Aggregate payments by the Fund under the Services Plan in any month cannot exceed the annual rate of 0.25 percent of the Fund's average daily net asset value invested in Trust Shares. For the year ended June 30, 1997 payments under the Services Plan used by IFS to compensate financial service firms for servicing of shareholder accounts totaled $14,257 and $29,791 for Liquid Assets Fund and Municipal Assets Fund, respectively, and Shareholder Services fees payable as of June 30, 1997 were $3,046 and $5,496, respectively.

INDEPENDENT AUDITORS' REPORT




Shareholders and Board of Directors
Liquid Assets Fund and
Municipal Assets Fund:


We have audited the accompanying statements of net assets of Liquid Assets Fund and Municipal Assets Fund as of June 30, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period then ended. These financial statements, including the financial highlights, are the responsibility of the Funds' management. Our responsibility is to express an opinion on the financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of Liquid Assets Fund and Municipal Assets Fund at June 30, 1997 and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period then ended in conformity with generally accepted accounting principles.


KPMG Peat Marwick LLP


Des Moines, Iowa
July 25, 1997

INVESTMENT ADVISOR, TRANSFER AND            UNDERWRITER
DIVIDEND DISBURSING AGENT                   IMG Financial Services, Inc.
Investors Management Group                  2203 Grand Avenue
2203 Grand Avenue                           Des Moines, Iowa  50312-5338
Des Moines, Iowa  50312-5338

CUSTODIAN                                   AUDITORS
AMCORE Bank, N.A., Rockford                 KPMG Peat Marwick LLP
501 7th Street                              2500 Ruan Center
Rockford, Illinois 61110-0037               Des Moines, Iowa  50309

COUNSEL
Cline, Williams, Wright, Johnson
& Oldfather
1900 First Bank Building
Lincoln, Nebraska  68508









Liquid Assets Fund
Municipal Assets Fund
Investors Management Group
2203 Grand Avenue
Des Moines, Iowa  50312-5338